Intangible Assets, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Intangible Assets, Net [Line Items]
Amortization expense	$ 155,559	$ 481,728	$ 8,888,601
Impairment charges on intangible assets		3,708,247	20,738,130
License and Patents [Member]
Intangible Assets, Net [Line Items]
Impairment charges on intangible assets		3,700,000	20,700,000
Indefinite-Lived Intangible Assets [Member]
Intangible Assets, Net [Line Items]
Impairment charges on intangible assets		$ 3,708,247	$ 20,738,130